FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Schedule of company's maximum exposure to credit risk	The Company’s maximum exposure to credit risk at the
reporting date is the carrying value of each of the financial assets, excluding derivative assets, disclosed as follows:

	As at December 31, 2025	As at December 31, 2024
Cash and equivalents	$6,706	$4,074
Accounts receivable	791	763
Contingent consideration	169	—
Notes receivable	247	217
Kibali JV receivable	333	462
Norte Abierto JV partner receivable and contingent consideration	77	74
Restricted cash	101	65
Other assets	$218	$122
	$8,642	$5,777

Schedule of the expected maturity of significant financial assets and liabilities

As at December 31, 2025
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$6,706	$—	$—	$—	$6,706
Accounts receivable	791	—	—	—	791
Notes receivable	—	80	—	167	247
Kibali JV receivable	133	200	—	—	333
Norte Abierto JV partner receivable and contingent consideration	6	—	32	39	77
Restricted cash	—	11	—	90	101
Contingent consideration	—	86	77	6	169
Other assets	19	91	92	16	218
Trade and other payables	1,859	—	—	—	1,859
Debt	56	14	7	4,647	4,724
Derivative liabilities	89	297	—	—	386
Other liabilities	63	171	367	202	803
As at December 31, 2024
(in $ millions)	Less than 1 year	1 to 3 years	3 to 5 years	Over 5 years	Total
Cash and equivalents	$4,074	$—	$—	$—	$4,074
Accounts receivable	763	—	—	—	763
Notes receivable	—	61	—	156	217
Kibali JV receivable	260	202	—	—	462
Norte Abierto JV partner receivable and contingent consideration	23	—	—	51	74
Restricted cash	—	5	—	60	65
Other assets	—	46	45	31	122
Trade and other payables	1,613	—	—	—	1,613
Debt	24	69	12	4,644	4,749
Other liabilities	85	167	97	246	595